Events After the Reporting Period	12 Months Ended
Dec. 31, 2022
Events After the Reporting Period
Events After the Reporting Period

Note 25. Events After the Reporting Period

Vaccine Discovery Collaboration Agreement

Effective January 1, 2023 the Company entered into a Vaccine Discovery Collaboration Agreement with ExpreS2ion Biotech Holding AB’s affiliate ExpreS2ion Biotechnologies ApS (“ExpreS2ion”) for the joint development of a novel cytomegalovirus (CMV) vaccine candidate. During the discovery phase of the collaboration, Evaxion will use its proprietary AI platform, RAVEN, to design a next-generation vaccine candidate that elicits both cellular and humoral/antibody responses. The antigen constructs derived from Evaxion’s AI platform will be produced by ExpreS2ion in the company’s ExpreS2 platform, followed by assessments in Evaxion’s state-of-the-art pre-clinical models. The joint discovery project will be included in Evaxion’s development pipeline under EVX-V1.

Under the terms of the collaboration, ExpreS2ion will have the exclusive right to license the CMV vaccine candidate under a potential Development and Commercialization Agreement. The research and intellectual property licensing costs for the collaboration project will be divided 50/50 between the parties until 2025, with all costs expected to be contained in each party’s existing operating expenses. A potential future Development and Commercialization Agreement for the jointly discovered CMV vaccine candidate is expected to include an upfront payment and future milestone payments to Evaxion from ExpreS2ion not exceeding a six-digit USD amount, as well as sub-licensing royalty to Evaxion from ExpreS2ion based on mid to lower two-digit percentage range of third-party licensee income depending on the clinical development stage of the CMV asset at the time of sublicensing.

Share Issuances After the Reporting Period

During the period between January 1, 2023 and March 3, 2023 the Company sold 2,298,594 ADSs representing the Company’s ordinary shares, DKK 1 nominal value, with each ADS representing one ordinary shares, at a volume weighted average price (VWAP) of $1.90 per ADS. The ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. After deducting fees, and expenses, total proceeds to the Company from the sales of the ADSs were approximately $4.2 million. In connection with such sales, the Company registered aggregate share capital increases of nominal DKK 2,298,594 with the Danish Business Authority.